Taxation - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Provision [Line Items]
Total current income tax expense	$ 9,865	$ 13	$ 2,722
Total deferred income tax expense (benefit)	1,395	5,991	(7,672)
Total income tax expense (benefit)	11,260	6,004	(4,950)
PRC [Member]
Schedule of Income Tax Provision [Line Items]
Total current income tax expense	9,865	13	2,722
Total deferred income tax expense (benefit)	1,395	5,991	(7,672)
Hong Kong [Member]
Schedule of Income Tax Provision [Line Items]
Total current income tax expense
Total deferred income tax expense (benefit)
Cayman and BVI [Member]
Schedule of Income Tax Provision [Line Items]
Total current income tax expense
Total deferred income tax expense (benefit)